RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

Repurchase of ordinary shares from the controlling shareholder and subsequent payment of shareholder loan

On January 20, 2010, the Company purchased 4,890,000 ordinary shares from Mr. He Dang, the Company’s controlling shareholder, for a consideration of approximately US$19,560. The Company financed the purchase of these shares through a promissory note to Mr. He Dang, with annual interest rate of 4.75%. During fiscal year 2010, the Company fully repaid the promissory note in which interest expense of US$488 was incurred.

Payment of dividends to the controlling shareholder

As the Group started to use WFOEs for substantive business operations in 2011, to simplify the Group’s structure, NJTC terminated the contractual arrangements with certain VIEs, which were inactive and held mainly cash balances. The remaining cash, RMB98.6 million (US$14,455) and RMB 38.5 million (US$5,939), respectively, was distributed as a dividend payment to the controlling shareholder of the Company.

Advertising service

During the year 2010 and 2011, the Group received and provided certain advertising service to the Group’s subsidiary’s non-controlling shareholder’s group companies and equity investment entities, and paid and received cash accordingly. The financial statement impacts of these transactions have been included in these consolidated financial statements as the Group’s revenues and cost. Revenue from the related parties and services purchased from the related party, for the year ended December 31, 2010 and 2011 are as follows:

Revenue from related parties	2010	2011
Chongqing Changhui	—	1,107
Aegis Media	5,909	5,841

Total	5,909	6,948

Services purchased from related parties	2010	2011
Aegis Media	5,819	14,880
Wasu Digital Co., Ltd.	—	446

Total	5,819	15,326

Rental expenses

The Group leased office space and cars from the Company’s controlling shareholder and his family member. The rental amount was determined based on market prices. Rental expenses for the years ended December 31, 2009, 2010 and 2011 were US$721, US$743 and US$853, respectively.

Technology Support

The Group paid technology support related expense on behalf of its equity investment entities, which will be collected by the Group in the future. The amount for the years ended December 31, 2010 and 2011 are as follows:

Other receivable	2010	2011
Chunqiu Charm Culture	—	22
Chongqing Changhui	—	55
Wasu Digital Co., Ltd	—	132

Total	—	209

Other Transactions

During the year 2011, the Group received a deposit of US$159 from Chongqing Changhui, an equity method investment for advertisement placement.

The Group also received injection of capital of US$162, for an entity to be established, from Mr. Zhu Hong Gang, who is the non-controlling shareholder of ClickPro. On the other hand, Mr. Zhu Hong Gang, one of the selling shareholders of Clickpro, received advertising fee of US$346 on behalf of the Group.

The staff and research cost, and the royalty fee for Aegis Media incurred by Vizeum during the year 2011, were US$723 and US$76, respectively.

The related party balances as of December 31, 2010 and 2011 were US$2,485 and US$3,494 in amount due from related parties and US$4,701 and US$4,460 in amount due to related parties mostly in connection with the advertising services provided to or received from the following related parties, respectively. The balances with related parties were due within one year.

Amount due from related parties	2010	2011
Chunqiu Charm Culture	—	22
Mr. Zhu Hong Gang	—	346
Aegis Media	2,485	1,723
Chongqing Changhui	—	1,403

Total	2,485	3,494

Amount due to related parties	2010	2011
Wasu Digital Co., Ltd	—	206
Mr. Zhu Hong Gang	—	162
Aegis Media	4,701	4,092

Total	4,701	4,460